Mercedes-Benz Auto Receivables
T
rust 2019-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2023
Dates
31-May-2023
Actual/360 Days
31
30/360 Days
30
15-Jun-2023
15-Jun-2023
Collection Period No.
45
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-May-2023
13-Jun-2023
14-Jun-2023
15-Jun-2023
15-May-2023
15-May-2023
Summary
Beginning
Balance
0.00
0.00
0.00
0.00
71,831,216.35
Principal
Payment
0.00
0.00
0.00
0.00
10,400,000.19
Ending
Balance
0.00
0.00
0.00
0.00
61,431,216.16
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
0.000000
0.000000
80.896081
Initial
Balance
360,800,000.00
511,000,000.00
50,000,000.00
464,000,000.00
128,560,000.00
Note
Factor
0.000000
0.000000
0.000000
0.000000
0.477841
71,831,216.35
61,431,216.16
10,400,000.19
T
otal Note Balance
1,514,360,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
38,830,160.91
110,661,377.26
3,101,575.78
1
13,762,953.04
38,830,160.91
100,261,377.07
2,760,724.66
103,022,101.73
38,846,436.21
1,553,206,436.21
61,799,793.88
1,615,006,230.09
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
38,846,436.21
38,830,160.91
38,830,160.91
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
2.040000%
5.287430%
1.940000%
2.040000%
Interest Payment
0.00
0.00
0.00
0.00
122,113.07
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.000000
0.000000
0.949853
Interest & Principal
Payment
0.00
0.00
0.00
0.00
10,522,113.26
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
0.000000
0.000000
81.845934
$10,522,1
13.26
T
otal
$122,1
13.07

Mercedes-Benz Auto Receivables
T
rust 2019-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
1
1,082,1
15.71
0.00
1
1,082,1
15.71
10,490,445.29
403,108.35
67,166.37
10,837.29
60,873.44
0.00
49,684.97
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
94,802.46
0.00
0.00
122,113.07
0.00
0.00
10,400,000.19
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
1
1,082,1
15.71
465,199.99
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
94,802.46
0.00
0.00
0.00
94,802.46
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2A Notes
thereof on Clas
s
A-2B Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
122,113.07
0.00
0.00
0.00
0.00
122,113.07
0.00
0.00
0.00
0.00
0.00
0.00
122,113.07
0.00
0.00
0.00
0.00
122,113.07
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2A
Notes
thereof on Clas
s
A-2B
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
122,113.07
122,113.07
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
10,400,000.19
0.00
0.00
0.00
10,400,000.19
Aggregate Principal Distributabl
e
Amount
10,400,000.19
10,400,000.19
0.00

Mercedes-Benz Auto Receivables
T
rust 2019-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
3,883,016.09
0.00
3,883,016.09
Reserve Fund Require
d
Amount
plus top up Reserve Fund up to the Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
13,430.57
36,254.40
0.00
13,430.57
13,430.57
0.00
49,684.97
3,883,016.09
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2019-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2023
Pool Statistics
Pool Data
4.08%
16.91
54.37
Cutoff Date Pool Balance
Amount
1,615,006,230.09
Pool Balance beginning of Collection Period
113,762,953.04
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
103,022,101.73
11,112
11,682
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
50,838
7,707,553.85
2,782,891.44
60,806.41
189,599.61
Pool Factor
6.38%
3.71%
52.01
12.33

Mercedes-Benz Auto Receivables
T
rust 2019-1

Amounts in USD
Investor Report
Collection Period Ended
31-May-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.74%
0.72%
0.28%
0.27%
100.00%
101,721,243.53
737,609.82
287,558.58
275,689.80
103,022,101.73
11,033
50
17
12
11,112
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
2.302%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.547%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
6,242.89
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.054%
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
5,462,526.51
113,177.11
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
11
875
Losses
(1)
Amount
189,599.61
67,166.37
9,256.13
Number of Receivables
Number of Receivables
Amount
24,691,401.07
8,242,324.37
10,986,550.19
Current
Cumulative
0.338%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
1.253%
(1.010%)
(0.470%)
0.444%